Payments, by Category - USD ($) $ in Millions	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 2,136.6	$ 809.6	$ 724.9	$ 263.5	$ 8.7	$ 3,943.3